Income Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Components of Earnings (Losses) Before Income Taxes
The components of earnings (losses) before income taxes were as follows:

Year Ended June 30,	2019	2018	2017
($000)
U.S. loss	$(34,241)	$(15,207)	$(6,944)
Non-U.S. income	163,054	137,401	125,732
Earnings before income taxes	$128,813	$122,194	$118,788

Components of Income Tax Expense	The components of income tax expense were as follows:

Year Ended June 30,	2019	2018	2017
($000)
Current:
Federal	$1,755	$699	$2,133
State	472	401	253
Foreign	29,531	32,147	22,312
Total Current	$31,758	$33,247	$24,698
Deferred:
Federal	$(3,764)	$(3,064)	$(6,963)
State	(2,010)	1,615	(1,251)
Foreign	(4,688)	2,394	7,030
Total Deferred	$(10,462)	$945	$(1,184)
Total Income Tax Expense	$21,296	$34,192	$23,514

Schedule of Principal Items Comprising Deferred Income Taxes
Principal items comprising deferred income taxes were as follows:

June 30,	2019	2018
($000)
Deferred income tax assets
Inventory capitalization	$5,687	$5,267
Non-deductible accruals	1,251	1,125
Accrued employee benefits	9,797	7,614
Net-operating loss and credit carryforwards	54,192	48,738
Share-based compensation expense	7,192	7,925
Other	5,488	3,242
Valuation allowances	(16,558)	(21,797)
Total deferred income tax assets	$67,049	$52,114
Deferred income tax liabilities
Tax over book accumulated depreciation	$(28,184)	$(24,174)
Intangible assets	(28,202)	(24,649)
Tax on unremitted earnings	(11,662)	(13,090)
Convertible debt	(8,662)	(11,376)
Other	(5,728)	(4,020)
Total deferred income tax liabilities	$(82,438)	$(77,309)
Net deferred income taxes	$(15,389)	$(25,195)

Schedule of Reconciliation of Income Tax Expense at Statutory U.S. Federal Rate to Reported Income Tax Expense	The reconciliation of income tax expense at the statutory U.S. federal rate to the reported income tax expense is as follows:

Year Ended June 30,	2019	%	2018	%	2017	%
($000)
Taxes at statutory rate	27,051	21	$34,284	28	$41,576	35
Increase (decrease) in taxes resulting from:
State income taxes-net of federal benefit	(1,212)	(1)	1,426	1	(641)	—
Taxes on non U.S. earnings	(5,857)	(5)	(16,058)	(13)	(12,907)	(11)
Valuation allowance	(6,703)	(5)	(6,008)	(5)	(806)	(1)
Research and manufacturing incentive deductions and credits	(11,756)	(9)	(7,024)	(6)	(5,681)	(5)
Stock compensation	(1,914)	(1)	(4,103)	(3)	1,770	2
Repatriation tax	14,108	11	36,777	30	—	—
GILTI and FDII	6,437	5	—	—	—	—
Impact of U.S. tax rate change on deferred balances	—	—	(4,209)	(3)	—	—
Other	1,142	1	(893)	(1)	203	—
	$21,296	17	$34,192	28	$23,514	20

Schedule of Gross Operating Loss Carryforwards and Tax Credit Carryforwards	The Company has the following gross operating loss carryforwards and tax credit carryforwards as of June 30, 2019:

Type	Amount	Expiration Date
($000)
Tax credit carryforwards:
Federal research and development credits	$20,084	June 2029-June 2039
Foreign tax credits	1,088	June 2025-June 2027
State tax credits	12,449	June 2020-June 2039
State tax credits (indefinite)	448	Indefinite
Operating loss carryforwards:
Loss carryforwards - federal	$59,749	June 2020-June 2036
Loss carryforwards - state	52,762	June 2020-June 2039
Loss carryforwards - foreign	8,467	June 2021-June 2027
Loss carryforwards - foreign (indefinite)	8,502	Indefinite

Schedule of Changes in Liability for Unrecognized Tax Benefits
Changes in the liability for unrecognized tax benefits for the fiscal years ended June 30, 2019, 2018 and 2017 were as follows:

	2019	2018	2017
($000)
Beginning balance	$9,892	$7,577	$5,559
Increases in current year tax positions	191	2,536	895
Increases in prior year tax positions	376	224	2,605
Decreases in prior year tax positions	—	(9)	—
Acquired business	6,036	—	—
Settlements	—	—	(1,143)
Expiration of statute of limitations	(4,975)	(436)	(339)
Ending balance	$11,520	$9,892	$7,577